Reverse Capitalization	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reverse Capitalization
Reverse Capitalization

Note 13. Reverse Capitalization

Upon consummation of the transaction on October 22, 2025, Fusemachines Inc. (the “Company”) was determined to be the accounting acquirer, and the transaction was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Accordingly, the historical financial statements of Legacy Fusemachines became the historical financial statements of the registrant.

Accordingly, the following disclosure on “Reverse Recapitalization” is presented to summarize the common stock issued at Closing, the application of the exchange ratio, and the resulting additional paid-in-capital recognized in connection with the recapitalization.

The overall voting interest on closing date is summarized below:

Particulars	Shares	%Ownership
Shares held by Fusemachines Inc. Stockholders	14,864,110	52%
Shares held by CSLM public stockholders, Sponsor, and related parties of Sponsor	12,654,921	45%
Shares held by unrelated third parties	831,000	3%
Total	28,350,031	100%

On October 22, 2025, all holders of 29,199,809 issued and outstanding Legacy Fusemachines common stock received shares of Fusemachines Inc common stock at a par value $0.0001 per share after giving effect to the exchange ratio of 0.6580 (the “Conversion Ratio”) resulting in 19,214,201 shares of Fusemachines Inc. common stock issued and outstanding as of the Closing. The issuance reflects the following events contemplated by the Business Combination Agreement:

(a) 9,043,234 shares of Legacy Fusemachines convertible preferred stock were converted into shares of Legacy Fusemachines common stock in accordance with the applicable conversion terms. Subsequently, in connection with the Business Combination, all such shares of Legacy Fusemachines common stock were exchanged for shares of common stock of Fusemachines Inc. (the “Company” or “PubCo”) based on the exchange ratio specified in the Business Combination Agreement. After giving effect to the exchange ratio, an aggregate of 5,950,673 shares of the Company’s common stock were issued.

(b) The surrender and exchange of all 29,199,809 issued and outstanding shares of Legacy Fusemachines common stock (including shares issued upon conversion of preferred stock) into 19,214,201 shares of Fusemachines Inc. common stock as adjusted by the Exchange Ratio;

(c) The other related events that occurred in connection with the Closing are summarized below:

●	Upon the closing date, there is settlement of sponsor convertible note amounting to $ 3,978 thousand which was effected through a combination of $2,343 thousand in cash and balance through issuance of 408,639 common stock of Fusemachines Inc.
●	Public shareholders of CSLM received an aggregate of 901,955 shares of Fusemachines Inc. common stock.
●	All public rights were converted into 1,897,486 shares of Fusemachines Inc. common stock.
●	Issuance of 4,743,750 shares of Fusemachines Inc common stock upon conversion of non-redeemable CSLM Class A & Class B Ordinary Shares.
●	Fusemachines Inc. received funds from a convertible note with an affiliate of the Sponsor in the principal amount of $2,193 thousand. On the Closing Date, the note was converted into a share of Fusemachines Inc. common stock pursuant to the conversion terms of the convertible note agreement.
●	Approximately $11,005 thousand prepayment made by CSLM to the Meteora Parties pursuant to the Forward Purchase Agreement funded from the Trust Account.
●	Repayment of approximately $745 thousand (principal and accrued interest) on promissory notes issued to the Chief Executive Officer.
●	Each Convertible note of Legacy Fusemachines (including both related party and other convertible notes) outstanding immediately prior to the Closing was converted into shares of Legacy Fusemachines common stock of 8,048,770 shares in accordance with the applicable convertible note agreement and immediately thereafter exchanged into 5,296,271 shares of Fusemachines Inc. common stock in accordance with the Conversion Ratio specified in the Business Combination Agreement accordingly as a result of the conversions and exchanges, no convertible notes or related-party notes payable remained outstanding as of December 31, 2025, other than related party note payable related to Dolma amounting $300 thousand.
●	Upon the closing of the business combination, the Company settled its obligation under the Second Agreement through the issuance of 29,610 shares of Fusemachines Inc. common stock, reflecting the application of the 0.6580 conversion ratio to the 45,000 shares of the Company’s common stock, and a partial cash payment of approximately $110 thousand. Further during the six months ended June 30, 2026, the Company made the cash payment of approximately $50 thousand. The remaining $48 thousand obligation is still outstanding and is reflected in accounts payable as of June 30, 2026, in unaudited condensed consolidated interim balance sheet. (refer Note 11 - Commitment and Contingencies ).
●	Upon the conversion of the April 2024, June 2024 and September 2024 Convertible Note to common stock, the Company shall issue the holder a warrant to purchase 7,500 shares of common stock of CSLM with a per share exercise price of $11.50. The warrants issuable upon conversion of the April 2024, June 2024 and September 2024 Convertible Notes are classified as equity instruments.
●	The assumption of the public and private warrants, as described in Note 16 “Public and private warrants”.
●	The Company’s amended and restated certificate of incorporation and amended and restated bylaws were adopted.
●	The Company adopted 2025 the equity incentive plan.

Fusemachines Inc. and Subsidiaries Notes to the Condensed Consolidated Interim Financial Statements

Particulars	Shares
Partial conversion of the 3rd Amended and Restated Promissory Note into Fusemachines Pubco Common Stock on the closing date	408,639
CSLM Class A ordinary Shares not redeemed for cash and converted into Fusemachines Inc. common stock	901,955
Automatic exercise of the rights related to 18,975,000 units issued in CSLM’s Initial Public Offering	1,897,486
Shares issued in connection with the PIPE Financing	1,184,000
Conversion of non-redeemable CSLM Class A & Class B Ordinary Shares into Fusemachines Inc. common stock	4,743,749
Share issued to Consilium Frontier Equity Fund, LP	3,320,241
Total shares of Fusemachines Inc. common stock issued to CSLM security holders	12,456,070
Conversion of Legacy Fusemachines convertible notes (as adjusted by the exchange ratio)	1,976,050
Conversion of Legacy Fusemachines Convertible Preferred Stock into common stock in connection with the reverse recapitalization (as adjusted by the exchange ratio)	5,950,673
Shares issued to Legacy Fusemachines stockholders (as adjusted by the exchange ratio)	7,967,237
Total shares of Fusemachines Inc. common stock outstanding immediately after the merger	28,350,030

Below table presents the Fund flow reconciliation (in thousands):

Particulars	(Amount In Thousands)
Trust balance as of Closing date	11,118
Proceeds from CSLM loan	2,193
PIPE Proceeds	11,840
Transfer of cash & cash equivalent of CSLM	9
Total Available Cash (A)	25,160
CSLM transaction costs	(2,249)
Payment of Director & Officer insurance premium	(131)
Prepayment under Forward Purchase Agreement	(11,005)
Settlement of sponsor convertible note of CSLM	(2,343)
Total Payments as of the closing date (B)	(15,728)
Funds going to Fusemachines Inc. (classified under financing activities under Consolidated Statements of Cash Flows) (A+B)	9,432
Operating assets assumed	531
Operating liabilities assumed	(1,100)
Initial fair value of forward purchase derivative liability	(8,616)
Issuance of share subscription receivable	11,005
Initial fair value of equity classified warrant	(1,009)
Legacy Fusemachines transaction cost	(1,873)
Others	137
Net equity impact of reverse recapitalization	8,507

The reverse recapitalization accounting treatment was primarily determined based on the fact that the stockholders of Legacy Fusemachines held a relative majority of the voting power of Fusemachines and had the ability to nominate a majority of the members of the Board of Directors. In addition, the senior management of Legacy Fusemachines becomes the senior management of Fusemachines, and the strategy and operations of Legacy Fusemachines prior to the merger represent the ongoing operations of the combined Company.

Accordingly, for accounting purposes, the financial statements of Fusemachines represent a continuation of the financial statements of Legacy Fusemachines, with the Merger being treated as the equivalent of Legacy Fusemachines issuing shares for the net assets of CSLM, accompanied by a recapitalization. The net assets of CSLM were recognized at their historical carrying amounts as of the Closing date, and no goodwill or other intangible assets were recorded. Operations prior to the Merger are presented as those of Legacy Fusemachines and the accumulated deficit of Legacy Fusemachines has been carried forward after Closing.

Fusemachines Inc. incurred transaction costs of $1,873 thousands, consisting of deferred transaction cost, banking fees, legal fees, and other professional fees, which has been recorded as a reduction to additional paid-in capital as a direct and incremental cost of the reverse recapitalization.

All periods presented prior to the Merger have been retrospectively adjusted to reflect the Exchange Ratio for the equivalent number of shares of Fusemachines Inc. common stock outstanding immediately after the Closing in order to effect the reverse recapitalization.

Fusemachines Inc. and Subsidiaries Notes to the Condensed Consolidated Interim Financial Statements

Note 20. Reverse Recapitalization

Upon consummation of the transaction on October 22, 2025, Fusemachines Inc. (the “Company”) was determined to be the accounting acquirer, and the transaction was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Accordingly, the historical financial statements of Legacy Fusemachines became the historical financial statements of the registrant.

Accordingly, the following disclosure on “Reverse Recapitalization” is presented to summarize the common stock issued at Closing, the application of the exchange ratio, and the resulting additional paid-in-capital recognized in connection with the recapitalization.

The overall voting interest on closing date is summarized below:

Particulars	Shares	%Ownership
Shares held by Fusemachines Inc. Stockholders	14,864,110	52%
Shares held by CSLM public stockholders, Sponsor, and related parties of Sponsor	12,654,921	45%
Shares held by unrelated third parties	831,000	3%
Total	28,350,031	100%

On October 22, 2025, all holders of 29,199,809 issued and outstanding Legacy Fusemachines common stock received shares of Fusemachines Inc common stock at a par value $0.0001 per share after giving effect to the exchange ratio of 0.6580 (the “Conversion Ratio”) resulting in 19,214,201 shares of Fusemachines Inc. common stock issued and outstanding as of the Closing. The issuance reflects the following events contemplated by the Business Combination Agreement:

(a) 9,043,234 shares of Legacy Fusemachines convertible preferred stock were converted into shares of Legacy Fusemachines common stock in accordance with the applicable conversion terms. Subsequently, in connection with the Business Combination, all such shares of Legacy Fusemachines common stock were exchanged for shares of common stock of Fusemachines Inc. (the “Company” or “PubCo”) based on the exchange ratio specified in the Business Combination Agreement. After giving effect to the exchange ratio, an aggregate of 5,950,673 shares of the Company’s common stock were issued.

(b) The surrender and exchange of all 29,199,809 issued and outstanding shares of Legacy Fusemachines common stock (including shares issued upon conversion of preferred stock) into 19,214,201 shares of Fusemachines Inc. common stock as adjusted by the Exchange Ratio;

(c) The other related events that occurred in connection with the Closing are summarized below:

●	Upon the closing date, there is settlement of sponsor convertible note amounting to $ 3,978 thousand which was effected through a combination of $2,343 thousand in cash and balance through issuance of 408,639 common stock of Fusemachines Inc.
●	Public shareholders of CSLM received an aggregate of 901,955 shares of Fusemachines Inc. common stock.
●	All public rights were converted into 1,897,486 shares of Fusemachines Inc. common stock.
●	1,184,000 shares of Fusemachines Inc. common stock issued in connection with the PIPE Financing.
●	Issuance of 4,743,750 shares of Fusemachines Inc common stock upon conversion of non-redeemable CSLM Class A & Class B Ordinary Shares.
●	Fusemachines Inc. received funds from a convertible note with an affiliate of the Sponsor in the principal amount of $2,193 thousand. On the Closing Date, the note was converted into a share of Fusemachines Inc. common stock pursuant to the conversion terms of the convertible note agreement.
●	Approximately $11,005 thousand prepayment made by CSLM to the Meteora Parties pursuant to the Forward Purchase Agreement funded from the Trust Account.
●	Repayment of approximately $745 thousand (principal and accrued interest) on promissory notes issued to the Chief Executive Officer.
●	Each Convertible note of Legacy Fusemachines (including both related party and other convertible notes) outstanding immediately prior to the Closing was converted into shares of Legacy Fusemachines common stock of 8,048,770 shares in accordance with the applicable convertible note agreement and immediately thereafter exchanged into 5,296,271 shares of Fusemachines Inc. common stock in accordance with the Conversion Ratio specified in the Business Combination Agreement accordingly as a result of the conversions and exchanges, no convertible notes or related-party notes payable remained outstanding as of December 31, 2025, other than related party note payable related to Dolma amounting $300 thousand.
●

Upon the closing of the business combination, the Company settled its obligation under the Second Agreement through the issuance of 29,610 shares of Fusemachines Inc. common stock, reflecting the application of the 0.6580 conversion ratio to the 45,000 shares of the Company’s common stock, and a partial cash payment of approximately $110 thousand. The remaining $98 thousand obligation is still outstanding and is reflected in accounts payable as of December 31, 2025. (refer Note 17 - Commitments and Contingencies).

●	Upon the conversion of the April 2024, June 2024 and September 2024 Convertible Note to common stock, the Company shall issue the holder a warrant to purchase 7,500 shares of common stock of CSLM with a per share exercise price of $11.50. The warrants issuable upon conversion of the April 2024, June 2024 and September 2024 Convertible Notes are classified as equity instruments.
●	The assumption of the public and private warrants, as described in Note 24 “Public and private warrants”.
●	The Company’s amended and restated certificate of incorporation and amended and restated bylaws were adopted.
●	The Company adopted the 2025 equity incentive plan.

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements

Particulars	Shares
Partial conversion of the 3rd Amended and Restated Promissory Note into Fusemachines Inc. common stock on the Closing Date	408,639
CSLM Class A ordinary Shares not redeemed for cash and converted into Fusemachines Inc. common stock	901,955
Automatic exercise of the rights related to 18,975,000 units issued in CSLM’s Initial Public Offering	1,897,486
Shares issued in connection with the PIPE Financing	1,184,000
Conversion of non-redeemable CSLM Class A & Class B Ordinary Shares into Fusemachines Inc. common stock	4,743,749
Share issued to Consilium Frontier Equity Fund in connection with conversion of convertible note on the closing date	3,320,241
Total shares of Fusemachines Inc. common stock issued to CSLM security holders	12,456,071
Conversion of Legacy Fusemachines convertible notes (as adjusted by the Exchange Ratio)	1,976,050
Conversion of Legacy Fusemachines convertible preferred stock into common stock in connection with the reverse Recapitalization (as adjusted by the Exchange Ratio)	5,950,673
Shares issued to Legacy Fusemachines stockholders (as adjusted by the Exchange Ratio)	7,967,237
Total shares of Fusemachines Inc. common stock outstanding immediately after the Merger	28,350,031

Below table presents the Fund flow reconciliation (in thousands):

Particulars	(Amount In Thousands)
Trust balance as of Closing date	11,118
Proceeds from CSLM loan	2,193
PIPE Proceeds	11,840
Transfer of cash & cash equivalent of CSLM	9
Total Available Cash (A)	25,160
CSLM transaction costs	(2,249)
Payment of Director & Officer insurance premium	(131)
Prepayment under Forward Purchase Agreement	(11,005)
Settlement of sponsor convertible note of CSLM	(2,343)
Total Payments as of the closing date (B)	(15,728)
Funds going to Fusemachines Inc. (classified under financing activities under Consolidated Statements of Cash Flows) (A+B)	9,432
Operating assets assumed	531
Operating liabilities assumed	(1,100)
Initial fair value of forward purchase derivative liability	(8,616)
Issuance of share subscription receivable	11,005
Initial fair value of equity classified warrant	(1,009)
Legacy Fusemachines transaction cost	(1,873)
Others	137
Net equity impact of reverse recapitalization	8,507

The reverse recapitalization accounting treatment was primarily determined based on the fact that the stockholders of Legacy Fusemachines held a relative majority of the voting power of Fusemachines and had the ability to nominate a majority of the members of the Board of Directors. In addition, the senior management of Legacy Fusemachines becomes the senior management of Fusemachines, and the strategy and operations of Legacy Fusemachines prior to the merger represent the ongoing operations of the combined Company.

Accordingly, for accounting purposes, the financial statements of Fusemachines represent a continuation of the financial statements of Legacy Fusemachines, with the Merger being treated as the equivalent of Legacy Fusemachines issuing shares for the net assets of CSLM, accompanied by a recapitalization. The net assets of CSLM were recognized at their historical carrying amounts as of the Closing date, and no goodwill or other intangible assets were recorded. Operations prior to the Merger are presented as those of Legacy Fusemachines and the accumulated deficit of Legacy Fusemachines has been carried forward after Closing.

Fusemachines Inc. incurred transaction costs of $1,873 thousands, consisting of deferred transaction cost, banking fees, legal fees, and other professional fees, which has been recorded as a reduction to additional paid-in capital as a direct and incremental cost of the reverse recapitalization.

All periods presented prior to the Merger have been retrospectively adjusted to reflect the Exchange Ratio for the equivalent number of shares of Fusemachines Inc. common stock outstanding immediately after the Closing in order to effect the reverse recapitalization.

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements